UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds

------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.7%
ADVERTISING AGENCY	0.9%
ACQUITY GROUP LTD. ADR*		29,500	$187,325

AUTO PARTS	2.1%
GENTHERM, INC.*		27,900	457,002

BACK OFFICE SUPPORT	5.7%
BARRETT BUSINESS SERVICES, INC.		9,300	489,738
ON ASSIGNMENT, INC.*		28,900	731,459
			1,221,197

BANKS - DIVERSIFIED	5.8%
ACCESS NATIONAL CORP.		3,800	62,320
BRYN MAWR BANK CORP.		12,300	286,344
CARDINAL FINANCIAL CORP.		17,300	314,514
EAGLE BANCORP, INC.*		14,800	323,972
FIRST SAVINGS FINANCIAL GROUP, INC.		5,000	108,562
THE BANCORP, INC.*		10,100	139,885
			1,235,597

BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING	4.7%
BOFI HLDG., INC.*		24,476	878,199
UNITED FINANCIAL BANCORP, INC.		8,800	133,760
			1,011,959

COMMERCIAL FINANCE & MORTGAGE COMPANIES	2.8%
CONSUMER PORTFOLIO SERVICES, INC.*		51,800	606,578

COMMERCIAL SERVICES	2.0%
NQ MOBILE, INC. ADR*		25,900	233,359
POINTS INTERNATIONAL LTD.*		12,500	199,125
			432,484

COMMUNICATIONS	1.4%
DATALINK CORP.*		11,695	141,276
PROCERA NETWORKS, INC.*		13,400	159,326
			300,602

COMPUTER SERVICES SOFTWARE & SYSTEMS	17.1%
CLICKSOFTWARE TECHNOLOGIES LTD.		32,800	263,712
DATAWATCH CORP.*		27,800	417,000
DIGIMARC CORP.		9,500	208,715
EGAIN COMMUNICATIONS CORP.*		23,400	202,644
ELLIE MAE, INC.*		27,100	651,755
MAGIC SOFTWARE ENTERPRISES LTD.		7,900	41,238
PERFICIENT, INC.*		16,800	195,888
SUPPORT.COM, INC.*		134,400	561,792
TANGOE, INC.*		26,200	324,618
VIRTUSA CORP.*		7,800	185,328
WEB.COM GROUP, INC.*		34,900	596,092
			3,648,782

COMPUTER TECHNOLOGY	3.7%
21VIANET GROUP, INC. ADR*		18,400	172,960
ALLOT COMMUNICATIONS LTD.*		7,700	91,938
SILICOM LTD.*		9,700	273,540
STREAMLINE HEALTH SOLUTIONS, INC.*		40,900	263,805
			802,243

CONSUMER SERVICES - MISC.	1.9%
STAMPS.COM, INC.*		16,400	409,508

EDUCATION SERVICES	1.4%
HEALTHSTREAM, INC.*		13,500	309,690

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.7%
TASER INTERNATIONAL, INC.*		17,700	140,715

ELECTRONICS COMPONENTS	5.3%
ACACIA RESEARCH CORP.*		37,300	1,125,341

ENGINEERING & CONTRACTING SERVICES	2.7%
MISTRAS GROUP, INC.*		23,600	571,356

HEALTHCARE SERVICES	7.8%
GREENWAY MEDICAL TECHNOLOGIES, INC.*		13,900	221,010
IPC THE HOSPITALIST CO., INC.*		2,680	119,206
MEDIDATA SOLUTIONS, INC.*		22,700	1,316,146
			1,656,362

INDUSTRIAL MACHINERY	1.0%
MANITEX INTERNATIONAL, INC.*		16,600	206,006

INSURANCE - PROPERTY-CASUALTY	1.4%
HOMEOWNERS CHOICE, INC.		11,000	299,750

LEISURE TIME	0.7%
PREMIER EXHIBITIONS, INC.*		60,100	159,866

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.3%
ENDOLOGIX, INC.*		34,300	553,945
VASCULAR SOLUTIONS, INC.*		9,800	158,956
			712,901

MEDICAL EQUIPMENT	0.5%
CYNOSURE, INC.*		4,000	104,680

OIL CRUDE PRODUCER	2.6%
CALLON PETROLEUM CO.*		53,000	196,100
PANHANDLE OIL & GAS, INC.		5,100	146,115
TRIANGLE PETROLEUM CORP.*		33,000	217,800
			560,015

OIL WELL EQUIPMENT & SERVICES	2.6%
FLOTEK INDUSTRIES, INC.*		22,100	361,335
MITCHAM INDUSTRIES, INC.*		11,200	189,504
			550,839

PHARMACEUTICALS	0.9%
LANNETT CO., INC.*		19,700	199,167

POLLUTION CONTROL	0.9%
ADA-ES, INC.*		6,900	183,333

REAL ESTATE	2.2%
MARKET LEADER, INC.*		52,100	466,816

RECREATIONAL VEHICLES & BOATS	0.9%
ARCTIC CAT, INC.*		3,500	152,950
MARINE PRODUCTS CORP.		5,800	42,688
			195,638

RENTAL & LEASING SERVICES - CONSUMER	1.7%
CAI INTERNATIONAL, INC.*		12,800	368,896

SEMICONDUCTORS & COMPONENTS	2.4%
EMCORE CORP.*		23,000	133,860
INPHI CORP.*		22,300	233,035
MAXLINEAR, INC.*		23,900	148,180
			515,075

SPECIALTY RETAIL	4.1%
FRANCESCA'S HLDGS. CORP.*		18,000	516,960
TILLY'S, INC.*		27,500	349,800
			866,760

TELECOMMUNICATIONS EQUIPMENT	0.6%
CALAMP CORP.*		12,100	132,737

TEXTILES - APPAREL & SHOES	1.4%
G-III APPAREL GROUP LTD.*		3,600	144,396
JOE'S JEANS, INC.*		89,800	152,660
			297,056

TRUCKERS	1.5%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		13,600	312,800

TOTAL EQUITIES			$20,249,076
(COST: $13,854,075)

REAL ESTATE INVESTMENT TRUST	2.1%
PENNYMAC MORTGAGE INVESTMENT TRUST		17,000	$440,130

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $338,254)			$440,130

CORPORATE BONDS	2.5%	Face Amount	Value
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC. (10.00%, 10/26/13)(a)		500,000	$532,820

TOTAL CORPORATE BONDS
(COST: $500,000)			$532,820

TOTAL INVESTMENTS	99.3%
(COST: $14,692,329)			$21,222,026

OTHER ASSETS LESS LIABILITIES	0.7%		142,454

NET ASSETS - 100% (EQUIVALENT TO $13.89 PER SHARE BASED ON 1,537,575 SHARES OUTSTANDING)			$21,364,480

Cost of Investments is $14,726,930 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$7,038,231
Gross unrealized depreciation			(543,135)
Net unrealized appreciation			$6,495,096

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2013

ADR - American depositary receipt

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.4%
ADVERTISING AGENCY	2.5%
VALUECLICK, INC.*		53,800	$1,590,328

ASSET MANAGEMENT & CUSTODIAN	0.8%
FINANCIAL ENGINES, INC.		13,000	470,860

AUTO PARTS	2.0%
GENTHERM, INC.*		77,600	1,271,088

BACK OFFICE SUPPORT	8.9%
EXLSERVICE HLDGS., INC.*		64,400	2,117,472
MAXIMUS, INC.		11,300	903,661
ON ASSIGNMENT, INC.*		54,082	1,368,816
RPX CORP.*		29,700	419,067
THE ADVISORY BOARD CO.*		15,100	793,052
			5,602,068

BANKS - DIVERSIFIED	0.5%
THE BANCORP, INC.*		23,500	325,475

BANKS - SAVINGS/ THRIFTS & MORTGAGE LENDING	1.3%
BERKSHIRE HILLS BANCORP, INC.		32,900	840,266

BIOTECHNOLOGY	0.8%
PROTALIX BIOTHERAPEUTICS, INC.*		87,400	479,826

CASINOS & GAMBLING	2.1%
MULTIMEDIA GAMES HLDG. CO., INC.*		62,862	1,311,930

COMMUNICATIONS	1.1%
ARUBA NETWORKS, INC.*		13,400	331,516
PROCERA NETWORKS, INC.*		31,000	368,590
			700,106

COMPUTER SERVICES SOFTWARE & SYSTEMS	14.8%
AVG TECHNOLOGIES N.V.*		46,200	643,104
DEALERTRACK HLDGS., INC.*		37,500	1,101,750
ELLIE MAE, INC.*		57,800	1,390,090
INTERACTIVE INTELLIGENCE, INC.*		26,500	1,175,275
PDF SOLUTIONS, INC.*		28,800	461,376
SOURCEFIRE, INC.*		17,000	1,006,910
TANGOE, INC.*		92,700	1,148,553
WEB.COM GROUP, INC.*		136,600	2,333,128
			9,260,186

COMPUTER TECHNOLOGY	3.4%
21VIANET GROUP, INC. ADR*		126,400	1,188,160
STRATASYS, INC.*		13,000	964,860
			2,153,020

CONSUMER SERVICES - MISC.	1.3%
51JOB, INC. ADR*		14,000	831,740

DIVERSIFIED METALS & MINERALS	0.3%
U.S. SILICA HLDGS., INC.*		7,400	174,492

EDUCATION SERVICES	1.9%
GRAND CANYON EDUCATION, INC.*		34,600	878,494
HEALTHSTREAM, INC.*		13,900	318,866
			1,197,360

ELECTRONICS	2.8%
IPG PHOTONICS CORP.*		26,800	1,779,788

ELECTRONICS COMPONENTS	6.3%
ACACIA RESEARCH CORP.*		109,200	3,294,564
INVENSENSE, INC.*		59,400	634,392
			3,928,956

ENGINEERING & CONTRACTING SERVICES	2.1%
MISTRAS GROUP, INC.*		53,200	1,287,972

HEALTHCARE SERVICES	15.8%
CATAMARAN CORP.*		35,700	1,893,171
GREENWAY MEDICAL TECHNOLOGIES, INC.*		39,300	624,870
HMS HLDGS. CORP.*		78,000	2,117,700
MEDIDATA SOLUTIONS, INC.*		68,800	3,989,024
OMNICELL, INC.*		67,500	1,274,400
			9,899,165

INDUSTRIAL MACHINERY	1.3%
DXP ENTERPRISES, INC.*		6,300	470,610
PROTO LABS, INC.*		6,700	328,970
			799,580

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.2%
ENDOLOGIX, INC.*		48,200	778,430

MEDICAL EQUIPMENT	1.5%
CYBERONICS, INC.*		20,300	950,040

OIL CRUDE PRODUCER	7.0%
BONANZA CREEK ENERGY, INC.*		23,900	924,213
ENERGY XXI (BERMUDA) LTD.		17,400	473,628
GULFPORT ENERGY CORP.*		51,800	2,373,994
NORTHERN OIL & GAS, INC.*		43,800	629,844
			4,401,679

PHOTOGRAPHY	2.0%
IMAX CORP.*		46,600	1,245,618

REAL ESTATE	0.5%
ZILLOW, INC.*		5,600	306,152

RECREATIONAL VEHICLES & BOATS	0.7%
WINNEBAGO INDUSTRIES, INC.*		22,300	460,272

SEMICONDUCTORS & COMPONENTS	2.3%
CIRRUS LOGIC, INC.*		32,400	737,100
SPREADTRUM COMMUNICATIONS, INC. ADR*		35,600	730,156
			1,467,256

SPECIALTY RETAIL	7.1%
FRANCESCA'S HLDGS. CORP.*		93,700	2,691,064
RUE21, INC.*		31,100	914,029
ZUMIEZ, INC.*		37,800	865,620
			4,470,713

TELECOMMUNICATIONS EQUIPMENT	0.2%
VOCERA COMMUNICATIONS, INC.*		4,300	98,900

TEXTILES - APPAREL & SHOES	3.0%
G-III APPAREL GROUP LTD.*		10,100	405,111
OXFORD INDUSTRIES, INC.		16,700	886,770
STEVEN MADDEN LTD.*		13,800	596,546
			1,888,427

TRUCKERS	2.5%
ROADRUNNER TRANSPORTATION SYSTEMS, INC.*		67,600	1,554,800

UTILITIES - TELECOMMUNICATIONS	1.4%
8X8, INC.*		129,000	883,650

TOTAL EQUITIES
(COST: $47,037,235)			$62,410,143

REAL ESTATE INVESTMENT TRUST	1.1%
PENNYMAC MORTGAGE INVESTMENT TRUST		26,800	$693,852

TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $603,210)			$693,852

TOTAL INVESTMENTS	100.5%
(COST: $47,640,445)			$63,103,995

OTHER LIABILITIES LESS ASSETS	(0.5)%		(295,301)

NET ASSETS - 100% (EQUIVALENT TO $22.07 PER SHARE BASED ON 2,846,143 SHARES OUTSTANDING)			$62,808,694

Cost of Investments is $47,702,855 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$17,140,763
Gross unrealized depreciation			(1,739,623)
Net unrealized appreciation			$15,401,140

* Non-income producing security during the period ended March 31, 2013

ADR - American depositary receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.0%
AEROSPACE	2.3%
HEICO CORP.*		1,800	$78,138
TRIUMPH GROUP, INC.		1,200	94,200
			172,338

AGRICULTURAL - MACHINERY	1.5%
LINDSAY CORP.		1,300	114,634

AUTO PARTS	0.8%
TOWER INTERNATIONAL, INC.*		4,200	58,800

BACK OFFICE SUPPORT	1.7%
EXLSERVICE HLDGS., INC.*		3,900	128,232

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	4.9%
BOFI HLDG., INC.*		7,100	254,748
TERRITORIAL BANCORP, INC.		4,800	114,144
			368,892

COMMERCIAL SERVICES	2.5%
NQ MOBILE, INC. ADR*		21,400	192,814

COMMUNICATIONS	1.3%
DIGITALGLOBE, INC.*		3,400	98,294

COMPUTER SERVICES SOFTWARE & SYSTEMS	12.6%
AVG TECHNOLOGIES N.V.*		5,900	82,128
DATAWATCH CORP.*		11,900	178,500
ELLIE MAE, INC.*		6,400	153,920
FORTINET, INC.*		4,600	108,928
INFORMATICA CORP.*		2,700	93,069
SS&C TECHNOLOGIES HLDGS., INC.*		3,400	101,932
SYNCHRONOSS TECHNOLOGIES, INC.*		3,100	96,193
WEB.COM GROUP, INC.*		8,200	140,056
			954,726

COMPUTER TECHNOLOGY	1.3%
21VIANET GROUP, INC. ADR*		10,300	96,820

CONSUMER LENDING	3.5%
ENCORE CAPITAL GROUP, INC.*		3,200	96,320
FIRST CASH FINANCIAL SERVICES, INC.*		2,900	169,186
			265,506

CONSUMER SERVICES - MISC.	1.4%
STAMPS.COM, INC.*		4,100	102,377

CONTAINERS & PACKAGING	1.6%
CROWN HLDGS., INC.*		3,000	124,830

DIVERSIFIED CHEMICALS	2.2%
CYTEC INDUSTRIES, INC.		700	51,856
OM GROUP, INC.*		4,800	112,704
			164,560

DIVERSIFIED MANUFACTURING	1.7%
RAVEN INDUSTRIES, INC.*		3,800	127,718

DRUG & GROCERY STORE CHAINS	1.3%
THE FRESH MARKET, INC.*		2,400	102,648

EDUCATION SERVICES	1.0%
DEVRY, INC.*		2,500	79,375

ELECTRICAL SCIENTIFIC INSTRUMENTS	1.0%
AZZ, INC.*		1,500	72,300

ELECTRONICS	2.6%
IPG PHOTONICS CORP.*		3,000	199,230

ELECTRONICS COMPONENTS	7.1%
ACACIA RESEARCH CORP.*		12,950	390,702
METHODE ELECTRONICS, INC.*		11,700	150,696
			541,398

ENGINEERING & CONTRACTING SERVICES	1.0%
FURMANITE CORP.*		11,800	78,942

ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES	2.1%
G&K SERVICES, INC.		2,000	91,020
UNIFIRST CORP.*		800	72,400
			163,420

FINANCIAL DATA & SYSTEMS	1.4%
CARDTRONICS, INC.*		1,900	52,174
FAIR ISAAC CORP.		1,200	54,828
			107,002

FOODS	2.9%
ANNIE'S, INC.*		1,800	68,868
B&G FOODS, INC.		1,800	54,882
THE HAIN CELESTIAL GROUP, INC.*		1,600	97,728
			221,478

GAUGES & METERS	1.0%
FARO TECHNOLOGIES, INC.*		1,800	78,102

HEALTHCARE FACILITIES	3.3%
AMSURG CORP.*		3,100	104,284
UNIVERSAL HEALTH SERVICES, INC.		2,300	146,901
			251,185

HEALTHCARE SERVICES	9.5%
CATAMARAN CORP.*		2,374	125,893
HMS HLDGS. CORP.*		6,900	187,335
MEDIDATA SOLUTIONS, INC.*		4,910	284,682
OMNICELL, INC.*		6,500	122,720
			720,630

LEISURE TIME	1.8%
HOMEAWAY, INC.*		4,200	136,500

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.7%
CANTEL MEDICAL CORP.*		2,600	78,156
THE COOPER COS., INC.		500	53,940
			132,096

OIL CRUDE PRODUCER	0.8%
SANCHEZ ENERGY CORP.*		2,900	57,768

OIL WELL EQUIPMENT & SERVICES	1.1%
HORNBECK OFFSHORE SERVICES, INC.*		1,800	83,628

PHOTOGRAPHY	1.5%
IMAX CORP.*		4,300	114,939

PRODUCTION TECHNOLOGY EQUIPMENT	1.5%
GSI GROUP, INC.*		13,100	111,743

RAILROAD EQUIPMENT	3.0%
TRINITY INDUSTRIES, INC.		2,600	117,858
WABTEC CORP.		1,100	112,321
			230,179

RAILROADS	1.7%
GENESEE & WYOMING, INC.*		1,400	130,354

RENTAL & LEASING	1.9%
CAI INTERNATIONAL, INC.*		5,000	144,100

RESTAURANTS	0.9%
DUNKIN' BRANDS GROUP, INC.		1,900	70,070

SPECIALTY RETAIL	4.3%
BIG 5 SPORTING GOODS CORP.		6,300	98,343
FRANCESCA'S HLDGS. CORP.*		5,600	160,832
VITAMIN SHOPPE, INC.*		1,400	68,390
			327,565

TEXTILES - APPAREL & SHOES	3.3%
COLUMBIA SPORTSWEAR CO.		1,300	75,244
STEVE MADDEN LTD.*		4,075	176,154
			251,398

TRUCKERS	1.0%
UNIVERSAL TRUCKLOAD SERVICES, INC.*		3,300	76,989

TOTAL EQUITIES
(COST: $6,168,023)			$7,453,580

TOTAL INVESTMENTS	98.0%
(COST: $6,168,023)			$7,453,580

OTHER ASSETS LESS LIABILITIES	2.0%		154,314

NET ASSETS - 100% (EQUIVALENT TO $13.09 PER SHARE BASED ON 581,258 SHARES OUTSTANDING)			$7,607,894

Cost of Investments is $6,178,997 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,428,849
Gross unrealized depreciation			(154,266)
Net unrealized appreciation			$1,274,583

* Non-income producing security during the period ended March 31, 2013

ADR - American depositary receipt

OBERWEIS CHINA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.2%
AUTO COMPONENTS	1.7%
TIANNENG POWER INTERNATIONAL LTD.*		1,800,000	$1,206,686
XINYI GLASS HLDG. CO. LTD.*		1,500,000	1,062,924
			2,269,610

AUTOMOBILES	4.9%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		400,000	472,393
GEELY AUTOMOBILE HLDGS. LTD.*		4,200,000	2,048,546
GREAT WALL MOTOR CO. LTD.*		1,200,000	4,083,998
			6,604,937

CAPITAL MARKETS	2.0%
HAITONG SECURITIES CO. LTD.*		1,200,000	1,653,699
NOAH HLDGS. LTD.		137,400	998,898
			2,652,597

CHEMICALS	2.7%
CHINA SANJIANG FINE CHEMICALS CO. LTD.*		7,200,000	3,627,176

COMMERCIAL SERVICE & SUPPLY	3.1%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		5,700,000	4,106,003

COMMUNICATIONS EQUIPMENT	2.6%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		350,000	1,687,526
CHINA WIRELESS TECHNOLOGIES, INC.*		5,500,000	1,814,250
			3,501,776

CONSTRUCTION & ENGINEERING	4.8%
CHINA MACHINERY ENGINEERING CORP.*		2,400,000	1,791,791
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.*		900,000	749,996
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		2,800,000	3,842,651
			6,384,438

CONTAINERS & PACKAGING	1.5%
CPMC HLDGS. LTD.*		2,500,000	1,995,787

DIVERSIFIED TELECOMMUNICATION SERVICES	1.9%
CHINA COMMUNICATIONS SERVICES CORP. LTD.*		1,200,000	776,925
CITIC TELECOM INTERNATIONAL HLDGS. LTD.*		4,500,000	1,678,993
			2,455,918

ELECTRICAL EQUIPMENT	0.7%
BOER POWER HLDGS. LTD.*		1,000,000	581,880
WASION GROUP HLDGS. LTD.*		500,000	287,159
			869,039

ELECTRONIC EQUIPMENT & INSTRUMENTS	7.3%
FUJIKON INDUSTRIAL HLDGS. LTD.*		2,000,000	936,001
JU TENG INTERNATIONAL HLDGS. LTD.*		1,500,000	946,365
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		5,200,000	6,014,171
TRULY INTERNATIONAL HLDGS. LTD.*		3,650,000	1,890,217
			9,786,754

ENERGY EQUIPMENT & SERVICES	9.3%
ANTON OILFIELD SERVICES GROUP*		6,500,000	4,531,059
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.*		6,000,000	2,948,600
HONGHUA GROUP LTD.*		6,600,000	3,084,382
JUTAL OFFSHORE OIL SERVICES LTD.*		5,000,000	1,208,036
SPT ENERGY GROUP, INC.*		1,500,000	705,015
			12,477,092

FOOD PRODUCTS	5.9%
BIOSTIME INTERNATIONAL HLDGS. LTD.*		500,000	2,611,425
CHINA MINZHONG FOOD CORP. LTD.*		2,000,000	1,948,565
CHINA MODERN DAIRY HLDGS. LTD.*		4,000,000	1,337,954
YASHILI INTERNATIONAL HLDGS. LTD.*		6,000,000	2,037,925
			7,935,869

FOOD & STAPLES RETAILING	0.0%
FU JI FOOD & CATERING SERVICES HLDGS. LTD.*		1,325,000	-

GAS UTILITIES	0.9%
CHINA GAS HLDGS. LTD.		1,200,000	1,198,516

HEALTHCARE EQUIPMENT & SUPPLIES	0.6%
CHINA MEDICAL SYSTEM HLDGS. LTD.*		800,000	812,058

HOTELS RESTAURANTS & LEISURE	4.5%
CHINA LODGING GROUP, LTD.*		130,000	2,139,800
GALAXY ENTERTAINMENT GROUP LTD.*		860,000	3,606,292
LOUIS XIII HLDGS. LTD.*		3,000,000	290,895
			6,036,987

HOUSEHOLD DURABLES	4.9%
GOODBABY INTERNATIONAL HLDGS. LTD.*		2,700,000	1,589,927
MAN WAH HLDGS. LTD.*		1,200,000	1,149,203
TCL MULTIMEDIA TECHNOLOGY HLDGS. LTD.*		1,800,000	1,399,310
TECHTRONIC INDUSTRIES CO. LTD.*		1,000,000	2,447,144
			6,585,584

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	1.0%
HUANENG RENEWABLES CORP. LTD.*		5,000,000	1,331,706

INFORMATION TECHNOLOGY SERVICES	1.1%
51JOB, INC. ADR*		25,000	1,485,250

INSURANCE	1.3%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		1,000,000	1,709,105

INTERNET & CATOLOG RETAIL	1.7%
VIPSHOP HLDGS. LTD.*		74,963	2,276,626

INTERNET SOFTWARE & SERVICES	8.5%
21VIANET GROUP, INC. ADR*		250,000	2,350,000
BITAUTO HLDGS. LTD.*		21,310	212,034
CHANGYOU.COM LTD. ADR*		55,000	1,588,950
NETEASE.COM, INC. ADR		50,000	2,738,500
QIHOO 360 TECHNOLOGY CO. LTD.*		80,000	2,370,400
YY, INC.*		120,000	2,028,000
			11,287,884

MACHINERY	3.4%
CIMC ENRIC HLDGS. LTD.*		3,000,000	3,241,040
SINGAMAS CONTAINER HLDGS. LTD.*		1,000,000	261,485
ZHENGZHOU COAL MINING MACHINERY GROUP CO. LTD.*		1,000,000	1,053,771
			4,556,296

OIL, GAS, & CONSUMABLE FUELS	1.0%
KUNLUN ENERGY CO. LTD.*		650,000	1,384,823

PAPER & FOREST PRODUCTS	1.8%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-
NINE DRAGONS PAPER HLDGS. LTD.		2,500,000	2,360,904
			2,360,904

PHARMACEUTICALS	4.4%
SHANDONG LUOXIN PHARMACY STOCK CO. LTD.*		1,400,000	1,859,032
SHANGHAI FOSUN PHARMACEUTICAL (GROUP) CO. LTD.*		50,000	90,176
SINO BIOPHARMACEUTICAL LTD.*		2,800,000	1,958,694
TIANJIN ZHONGXIN PHARMACEUTICAL GROUP CORP. LTD.*		1,500,000	1,612,500
WINTEAM PHARMACEUTICAL GROUP LTD.*		800,000	365,609
			5,886,011

REAL ESTATE MANAGEMENT & DEVELOPMENT	1.5%
CENTRAL CHINA REAL ESTATE LTD.*		3,000,000	963,968
CHINA OVERSEAS GRAND OCEAN GROUP LTD.*		800,000	1,059,047
			2,023,015

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	2.4%
COMTEC SOLAR SYSTEMS GROUP LTD.*		4,500,000	746,135
SPREADTRUM COMMUNICATIONS, INC. ADR*		117,500	2,409,925
			3,156,060

SOFTWARE	6.2%
GIANT INTERACTIVE GROUP, INC. ADR*		200,000	1,300,000
KINGSOFT CORP. LTD.*		2,500,000	2,305,928
NETDRAGON WEBSOFT, INC.*		1,200,000	1,374,993
NQ MOBILE, INC. ADR*		335,000	3,018,350
SHANDA GAMES LTD.*		83,000	247,340
			8,246,611

SPECIALTY RETAIL	1.9%
LUK FOOK HLDGS. (INTERNATIONAL) LTD.*		800,000	2,575,879

TEXTILE APPAREL & LUXURY GOODS	0.7%
TEXHONG TEXTILE GROUP LTD.*		1,000,000	954,732

TOTAL EQUITIES
(COST: $101,756,270)			$128,535,043

COMMERCIAL PAPER	3.9%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
.35% DUE 4/2/13		5,200,000	$5,200,000

TOTAL COMMERCIAL PAPER
(COST: $5,200,000)			$5,200,000

TOTAL INVESTMENTS	100.1%
(COST: $106,956,270)			$133,735,043

OTHER LIABILITIES LESS ASSETS	(0.1)%		(123,664)

NET ASSETS - 100% (EQUIVALENT TO $12.35 PER SHARE BASED ON 10,815,581 SHARES OUTSTANDING)			$133,611,379

Cost of Investments is $107,448,680 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$32,765,287
Gross unrealized depreciation			(6,478,924)
Net unrealized appreciation			$26,286,363

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2013

ADR - American depositary receipt

COUNTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)
CHINA ( INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	94.7%
SINGAPORE	1.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.3%

AUSTRALIA	0.7%
AINSWORTH GAME TECHNOLOGY LTD.		54,605	$204,094

CANADA	5.3%
AVIGILON CORP.*		13,200	149,424
CONTINENTAL GOLD LTD.*		45,500	292,017
DEETHREE EXPLORATION LTD.*		60,100	389,860
EPSILON ENERGY LTD.*		15,700	65,372
PETROAMERICA OIL CORP.*		320,400	111,962
STANTEC, INC.		11,800	520,482
			1,529,117

CHINA	12.0%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		68,500	329,149
ANTON OILFIELD SERVICES GROUP*		202,000	140,520
BIOSTIME INTERNATIONAL HLDGS. LTD.*		90,500	471,585
CHINA GAS HLDGS. LTD.		298,000	297,132
GEELY AUTOMOBILE HLDGS. LTD.*		760,000	369,103
HONGHUA GROUP LTD.*		1,278,000	594,334
KINGSOFT CORP. LTD.*		267,000	245,585
SINO BIOPHARMACEUTICAL LTD.*		584,000	407,760
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		543,000	626,759
			3,481,927

DENMARK	5.0%
GN STORE NORD A/S		31,700	564,497
PANDORA A/S		19,600	541,002
SIMCORP A/S		1,250	335,863
			1,441,362

FINLAND	2.5%
HUHTAMAKI OYJ*		19,600	385,166
OUTOTEC OYJ		22,800	334,065
			719,231

FRANCE	4.8%
TELEPERFORMANCE*		19,000	809,710
THALES SA*		14,100	596,372
			1,406,082

GERMANY	6.6%
AURELIUS AG		3,316	213,174
DEUTSCHE WOHNEN AG*		19,513	354,691
DUERR AG*		4,587	499,860
FREENET AG*		24,200	588,016
KUKA AG*		6,300	274,822
			1,930,563

HONG KONG	1.6%
MAN WAH HLDGS. LTD.*		393,200	375,846
TRULY INTERNATIONAL HLDGS. LTD.*		186,000	96,084
			471,930

ITALY	3.0%
DE'LONGHI SPA*		25,100	395,113
ERG SPA*		52,200	475,093
			870,206

JAPAN	32.6%
CROOZ, INC.		188	319,341
DAIKOKU DENKI CO. LTD.		13,800	374,558
ENIGMO, INC.*		2,900	366,601
ENSHU LTD.		101,000	204,929
F@N COMMUNICATIONS, INC.*		12,800	543,220
FINANCIAL PRODUCTS GROUP CO. LTD.		10,200	314,121
GUNGHO ONLINE ENTERTAINMENT, INC.		60	256,228
HAJIME CONSTRUCTION CO. LTD.*		8,800	512,286
HITACHI ZOSEN FUKUI CORP.		16,600	190,097
KANAMOTO CO. LTD.*		26,000	562,065
NEC CORP.		99,000	262,920
NEXT CO. LTD.		22,600	228,797
ODELIC CO. LTD.		3,800	138,259
PIGEON CORP.		4,100	287,024
SUMITOMO DENSETSU CO. LTD.		21,100	288,924
TADANO LTD.		48,000	542,540
TEMP HLDGS. CO. LTD.		22,300	381,636
TS TECH CO. LTD.		17,600	498,450
TSUMURA & CO.		15,400	561,948
TSURUHA HLDGS., INC.		3,300	321,464
WACOM CO. LTD.		156	602,390
WEST HLDGS. CORP.		29,800	776,538
ZENKOKU HOSHO CO. LTD.		19,800	754,055
ZUIK0 CORP.		2,200	155,649
			9,444,040

SINGAPORE	2.0%
OSIM INTERNATIONAL LTD.*		188,000	302,370
TAT HONG HLDGS. LTD.*		223,000	274,166
			576,536

SWEDEN	0.8%
HEXPOL AB*		4,100	235,307

UNITED KINGDOM	20.4%
888 HLDGS. PLC*		171,600	438,061
ASHTEAD GROUP PLC		96,500	860,010
BABCOCK INTERNATIONAL GROUP PLC		25,300	418,271
BARRATT DEVELOPMENTS PLC*		176,600	735,543
BELLWAY PLC		15,400	303,507
BODYCOTE PLC*		39,700	323,343
CSR PLC*		51,500	377,427
EASYJET PLC		29,200	479,198
GALLIFORD TRY PLC		13,800	192,500
INTERNATIONAL PERSONAL FINANCE PLC		89,930	608,097
MICRO FOCUS INTERNATIONAL PLC		32,318	336,636
THOMAS COOK GROUP PLC*		321,600	549,276
WILLIAM HILL PLC		50,777	285,404
			5,907,273

TOTAL EQUITIES
(COST: $23,562,279)			$28,217,668

TOTAL INVESTMENTS	97.3%
(COST: $23,562,279)			$28,217,668

OTHER ASSETS LESS LIABILITIES	2.7%		772,873

NET ASSETS - 100% (EQUIVALENT TO $14.56 PER SHARE BASED ON 1,991,487 SHARES OUTSTANDING)			$28,990,541

Cost of investments is $23,627,215 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$5,034,770
Gross unrealized depreciation			(444,317)
Net unrealized appreciation			$4,590,453

* Non-income producing security during the period ended March 31, 2013

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	25.9%
Consumer Staples	3.7%
Energy	6.1%
Financials	7.7%
Health Care	5.3%
Industrials	27.8%
Information Technology	14.6%
Materials	3.2%
Telecommunications Service	2.0%
Utilities	1.0%

OBERWEIS ASIA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2013 (UNAUDITED)

		SHARES	VALUE
EQUITIES	90.9%
AUSTRALIA	5.1%
ATLAS IRON LTD.*		20,000	$23,338
BURU ENERGY LTD.*		13,000	33,702
GRAINCORP. LTD.*		8,000	97,532
KAROON GAS AUSTRALIA LTD.*		8,000	43,219
LINC ENERGY LTD.*		15,000	35,452
MCMILLAN SHAKESPEARE LTD.		3,000	45,996
PANAUST LTD.		15,000	39,034
			318,273

CHINA	32.8%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		5,000	24,107
ANTON OILFIELD SERVICES GROUP*		150,000	104,563
BAIDU.COM, INC. ADR*		300	26,310
CHINA COMMUNICATIONS SERVICES CORP. LTD.*		80,000	51,795
CHINA MACHINERY ENGINEERING CORP.*		100,000	74,658
CHINA MEDICAL SYSTEM HLDGS. LTD.*		15,000	15,226
CHINA MINZHONG FOOD CORP. LTD.*		80,000	77,943
CHINA OVERSEAS GRAND OCEAN GROUP LTD.*		30,000	39,714
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		70,000	96,066
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		30,000	51,273
CHINA WIRELESS TECHNOLOGIES, INC.*		260,000	85,764
CIMC ENRIC HLDGS. LTD.*		164,000	177,177
GEELY AUTOMOBILE HLDGS. LTD.*		150,000	73,162
GREAT WALL MOTOR CO. LTD.*		30,000	102,100
HAITONG SECURITIES CO. LTD.*		20,000	27,562
HONGHUA GROUP LTD.*		250,000	116,833
KINGSOFT CORP. LTD.*		100,000	92,237
KUNLUN ENERGY CO. LTD.*		14,000	29,827
NINE DRAGONS PAPER HLDGS. LTD.		160,000	151,098
NQ MOBILE, INC. ADR*		3,000	27,030
SHANGHAI FOSUN PHARMACEUTICAL (GROUP) CO. LTD.*		10,000	18,048
SINO BIOPHARMACEUTICAL LTD.*		150,000	104,930
SUNNY OPTICAL TECHNOLOGY GROUP CO. LTD.*		200,000	231,314
TCL MULTIMEDIA TECHNOLOGY HLDGS. LTD.*		80,000	62,192
TIANJIN ZHONGXIN PHARMACEUTICAL GROUP CORP. LTD.*		100,000	107,500
WINTEAM PHARMACEUTICAL GROUP LTD.*		66,000	30,163
YASHILI INTERNATIONAL HLDGS. LTD.*		150,000	50,948
			2,049,540

HONG KONG	5.7%
CITIC TELECOM INTERNATIONAL HLDGS. LTD.*		300,000	111,933
GALAXY ENTERTAINMENT GROUP LTD.*		25,000	104,834
LUK FOOK HLDGS. (INTERNATIONAL) LTD.*		35,000	112,695
TECHTRONIC INDUSTRIES CO. LTD.*		10,000	24,471
			353,933

INDIA	7.8%
APOLLO HOSPITALS ENTERPRISE LTD.*		3,000	46,305
BERGER PAINTS INDIA LTD.*		10,000	35,959
HAVELLS INDIA LTD.*		5,000	59,340
IPCA LABORATORIES LTD.*		10,000	97,406
MCLEOD RUSSEL (INDIA) LTD.*		10,000	64,583
YES BANK LTD.*		18,000	142,375
ZEE ENTERTAINMENT ENTERPRISES LTD.*		10,000	38,804
			484,772

INDONESIA	3.2%
PT BUMI SERPONG DAMAI*		250,000	45,163
PT CIPUTRA PROPERTY TBK*		600,000	59,441
PT GLOBAL MEDIACOM TBK*		300,000	71,973
PT KAWASAN INDUSTRI JABABEKA TBK*		800,000	24,800
			201,377

JAPAN	8.7%
ANRITSU CORP.		4,000	62,712
COOKPAD, INC.*		1,000	50,227
FUJI HEAVY INDUSTRIES LTD.		3,000	47,586
HAJIME CONSTRUCTION CO. LTD.*		1,000	58,447
MONEX GROUP, INC.		100	40,536
PARAMOUNT BED HLDGS. CO. LTD.		1,000	37,362
TADANO LTD.		4,000	45,421
TEMP HLDGS. CO. LTD.		5,000	85,852
WACOM CO. LTD.		30	116,319
			544,462

PHILIPPINES	2.6%
AYALA CORP.*		5,000	69,328
METROPOLITAN BANK & TRUST CO.		15,000	43,005
PUREGOLD PRICE CLUB, INC.*		50,000	49,102
			161,435

SINGAPORE	5.2%
EZION HLDGS. LTD.*		160,000	281,393
SUPER GROUP LTD.*		15,000	47,162
			328,555

SOUTH KOREA	4.8%
BINGGRAE CO. LTD.		400	47,346
CLOVER HITECH CO. LTD.*		5,000	33,792
COM2US CORP.*		600	27,701
MEDY-TOX, INC.		500	51,426
ORION CORP.		50	48,940
PARADISE CO. LTD.*		2,500	47,753
PARTRON CO. LTD.*		2,000	46,245
			303,203

THAILAND	15.0%
AIRPORTS OF THAILAND PCL*		15,000	62,882
ASIAN PROPERTY DEVELOPMENT PCL*		600,000	193,342
CENTRAL PLAZA HOTEL PCL*		80,000	104,098
HEMARAJ LAND & DEVELOPMENT PCL		500,000	72,286
HOME PRODUCT CENTER PCL*		250,000	143,952
PRUKSA REAL ESTATE PCL		40,000	41,171
QUALITY HOUSES PCL*		500,000	74,303
SINO THAI ENGINEERING & CONSTRUCTION PCL		180,000	170,565
TICON INDUSTRIAL CONNECTION PCL*		25,000	21,058
TOYO-THAI CORP. PCL*		35,000	52,065
			935,722

TOTAL EQUITIES
(COST: $4,629,044)			$5,681,272

TOTAL INVESTMENTS	90.9%
(COST: $4,629,044)			$5,681,272

OTHER ASSET LESS LIABILITIES	9.1%		570,401

NET ASSETS - 100% (EQUIVALENT TO $9.44 PER SHARE BASED ON 662,197 SHARES OUTSTANDING)			$6,251,673

Cost of Investments is $4,629,044 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,154,969
Gross unrealized depreciation			(102,741)
Net unrealized appreciation			$1,052,228

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2013

ADR - American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	20.4%
Consumer Staples	7.7%
Energy	10.3%
Financials	15.1%
Health Care	8.2%
Industrials	13.9%
Information Technology	8.7%
Materials	4.0%
Telecommunication Service	2.6%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$20,249,076	$62,410,143	$7,453,580
REIT	440,130	693,852	-
Total Level 1	20,689,206	63,103,995	7,453,580
Level 2 – Equities	-	-	-
Total Corporate Bonds	532,820	-	-
Total Level 2	532,820	-	-
Level 3	-	-	-
Total Investments	$21,222,026	$63,103,995	$7,453,580

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$27,920,520	$13,974,433	$522,278
Total Australia	-	204,094	-
Total Europe	-	12,510,024	-
Total North America	-	1,529,117	-
Total Level 1	27,920,520	28,217,668	522,278
Level 2
Total Asia	100,614,523	-	4,840,721
Total Australia	-	-	318,273
Total Commercial Paper	5,200,000	-	-
Total Level 2	105,814,523	-	5,158,994
Level 3	-	-	-
Total Investments	$133,735,043	$28,217,668	$5,681,272

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

The Micro-Cap Fund holds a corporate bond with a convertible feature. The value of this security is determined based on multiple factors, including the performance of the underlying stock, its volatility and coupon rate.

Significant Transfers between Levels 1 and 2 included securities valued at $3,642,650, $17,684,603, and $278,192 at March 31, 2013 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 30, 2013